Research and Development Expenses (Details) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Research and development expenses	$ 417,000	$ 615,623
Salaries and Related Expenses [Member]
Research and development expenses	39,021	177,712
Share Based Compensation [Member]
Research and development expenses	91,190	75,998
Professional Fees [Member]
Research and development expenses	130,592	178,854
Depreciation [Member]
Research and development expenses	20,544	29,319
Travel Expenses [Member]
Research and development expenses	7,190	26,138
Vehicle Maintenance [Member]
Research and development expenses	13,657	26,227
Rent and asset management [Member]
Research and development expenses		10,582
Laboratory and Field tests [Member]
Research and development expenses	72,593	73,968
Other Expenses [Member]
Research and development expenses	$ 33,438	$ 25,600